FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2016
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 3:	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$1,117	$-	$1,117

Total financial assets	$-	$1,117	$-	$1,117

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$7,653	$7,653
Derivative liabilities	-	84	-	84
Convertible debt	29,526	-	-	29,526

Total financial liabilities	$29,526	$84	$7,653	$37,263

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2015:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$608	$-	$608

Total financial assets	$-	$608	$-	$608

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$49,124	$49,124
Derivative liabilities	-	214	-	214
Convertible debt	35,463	-	-	35,463

Total financial liabilities	$35,463	$214	$49,124	$84,801

The following table summarizes the changes in the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3), during the year ended December 31, 2015 and 2016:

Total fair value as of January 1, 2015	$13,645

Accretion of contingent liability related to acquisition	311
Change in fair value of contingent consideration related to acquisition	(6,564)
Settlements	(2,500)
Fair value of payment obligation in connection with Undertone acquisition	44,023
Reclassification to accrued expenses	(189)
Change in fair value recognized in earnings with respect to the employees of Grow Mobile	398

Total fair value as of December 31, 2015	$49,124

Accretion and interest of payment obligation related to acquisition	$1,303
Settlements	(7,537)
Change to payment obligation as a result of working capital adjustment	309
Amendment to the merger agreement	(35,546)

Total fair value as of December 31, 2016	$7,653